Fair value estimation - Contingent consideration (Details) - Contingent consideration - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value estimation
Balance at the beginning	£ 75	£ 63
Exchange differences	(2)	(8)
Acquisitions	18	24
Payments	(24)	(12)
Revaluation of put option through equity	3	8
Balance at the end	£ 70	£ 75